Schedule of reconciliation of income tax credit (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss before tax	$ (1,271,674)	$ (1,208,560)	$ (2,529,176)	$ (2,398,575)
Less: Share of result of associates	(19,418)	(33,456)	10,760	(3,421)
Overall loss before taxes	(1,291,092.00)	(1,242,016.00)
Taxation at statutory rate of 24% (2024: 24%)	(309,862.00)	(298,084.00)	(607,002)	(575,658)
Non-taxable income				(1,089)
Expenses not deductible	389,391.00	72,448.00	275,376	500,620
Utilisation of deferred tax assets previously not recognised	(10,389.00)		(14,255)	(128,509)
Deferred tax assets not recognised		279,107.00	441,443	197,222
Income tax credit/(expense)	$ 69,140	$ 53,471	$ 95,562	$ (7,414)